MINERAL RIGHTS (Tables)	12 Months Ended
Jun. 30, 2012
MINERAL RIGHTS [Abstract]
Schedule of Mineral Rights	Mineral rights consist of the following at June 30, 2012 and 2011:
	June 30, 2012	June 30, 2011
Maricunga	$63,741,000	$63,741,000
Noto	-	300,000
	$63,741,000	$64,041,000